Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contigencies [Abstract]
Schedule of Company’s Contractual Obligations	As of June 30, 2024, the Company’s contractual obligations consisted of the following:
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$258,847	$126,838	132,009	$-	$-
Repayment of bank loans	5,263,128	5,263,128	-	-	-
Total	$5,521,975	5,389,966	132,009	$-	$-